Earnings Per Share (EPS) (Tables)	12 Months Ended
Dec. 31, 2020
Schedule of Earnings Per Share (EPS) [Abstract]
Schedule of income and share data used in the basic and diluted EPS computations
	2020	2019	2018
	S/(000)	S/(000)	S/(000)
Numerator
Net profit attributable to ordinary equity holders of the Parent	57,894	132,047	76,699
	2020	2019	2018
Denominator
Weighted average number of common and investment shares (thousands of shares)	428,107	428,107	428,107
	2020	2019	2018
	S/	S/	S/
Basic profit for common and investment shares	0.14	0.31	0.18